Summary of significant accounting policies - Deferred software costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Unamortized deferred software costs	$ 141.9	$ 157.7	$ 173.5
Amortization of intangible assets	$ 15.8	15.8	15.8
Minimum
Summary of significant accounting policies
Amortization straight-line basis and over useful life	1 year 3 months 18 days
Maximum
Summary of significant accounting policies
Amortization straight-line basis and over useful life	18 years 10 months 24 days
Deferred software costs
Summary of significant accounting policies
Unamortized deferred software costs	$ 8.5	6.8
Amortization of intangible assets	$ 2.9	$ 3.6	$ 4.8
Deferred software costs | Minimum
Summary of significant accounting policies
Amortization straight-line basis and over useful life	3 years
Deferred software costs | Maximum
Summary of significant accounting policies
Amortization straight-line basis and over useful life	5 years